UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.     Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (45.5%)
$ 2,000	Bank of Montreal, (dated 09/25/12; proceeds $2,000,082; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 09/01/41; valued at $2,060,369)	0.21%	10/02/12	$2,000,000
10,000	Bank of Nova Scotia, (dated 09/28/12; proceeds $10,000,183; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 06/30/16; valued at $10,235,874)	0.22	10/01/12	10,000,000
8,675	BNP Paribas Securities Corp., (dated 09/28/12; proceeds $8,675,181; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 12/01/25; valued at $8,935,250)	0.25	10/01/12	8,675,000
10,000	Credit Agricole CIB, (dated 09/28/12; proceeds $10,000,142; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.50% due 12/31/13; valued at $10,236,699)	0.17	10/01/12	10,000,000
2,000	ING Financial Markets LLC, (dated 09/28/12; proceeds $2,000,086; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.82% due 07/01/35; valued at $2,065,369)	0.22	10/05/12	2,000,000
5,000	Mizuho Securities USA, Inc., (dated 09/28/12; proceeds $5,000,129; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.00% due 11/20/41; valued at $5,150,000)	0.31	10/01/12	5,000,000
5,000	TD Securities (USA) LLC, (dated 09/27/12; proceeds $5,000,175; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 2.38% due 08/15/15 - 06/30/18; valued at $5,100,027)	0.18	10/04/12	5,000,000

	Total Repurchase Agreements (Cost $42,675,000)			42,675,000

	Commercial Paper (20.7%)
	International Banks
3,000	Credit Suisse	0.24	11/26/12	2,998,840
1,500	DBS Bank Ltd. (a)	0.27 - 0.45	11/27/12 - 01/14/13	1,498,903
2,000	DNB NOR Bank ASA (a)	0.32	11/02/12	1,999,396
2,000	Nordea North America, Inc.	0.41	01/18/13 - 01/22/13	1,997,457
1,000	NRW Bank (a)	0.18	10/02/12	999,985
500	Oversea Chinese Banking	0.48	01/02/13	499,380
3,500	Rabobank USA Financial Corp.	0.52 - 0.54	10/02/12 - 02/01/13	3,495,486
3,500	Skandin Ens Banken AB (a)	0.31	12/21/12	3,497,539
2,400	Sumitomo Mitsui Banking Corp. (a)	0.34	11/01/12	2,399,263

	Total Commercial Paper (Cost $19,386,249)			19,386,249

	Certificates of Deposit (10.2%)
	International Banks
3,000	Bank of Montreal	0.15	10/04/12	3,000,000
1,000	Deutsche Bank AG	0.52	10/18/12	1,000,000
1,000	Skandin Ens Banken	0.31	12/14/12	1,000,000

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ■ September 30, 2012 (unaudited) continued

$ 1,000	Sumitomo Mitsui Banking Corp.	0.32%		12/05/12	$1,000,000
2,000	Swedbank AB	0.15		10/01/12	2,000,000
1,500	Toronto Dominion Bank	0.17		10/01/12	1,500,000

	Total Certificates of Deposit (Cost $9,500,000)				9,500,000

	U.S. Agency Securities (1.8%)
	Federal Home Loan Bank
435		0.12		10/03/12	434,994
690		0.13		10/05/12	689,986
580		0.13		10/12/12	579,974

	Total U.S. Agency Securities (Cost $1,704,954)				1,704,954

		COUPON RATE (b)	DEMAND DATE (c)
	Floating Rate Notes (17.1%)
	International Banks
3,000	Bank of Nova Scotia	0.45 - 0.51%	10/02/12 - 10/26/12	04/26/13 - 07/02/13	2,999,885
4,000	Barclays Bank PLC	1.11	10/12/12	10/12/12	4,000,000
1,600	Commonwealth Bank of Australia (a)	0.59	11/16/12	11/16/12	1,600,305
3,000	Deutsche Bank AG	0.79	12/17/12	03/15/13	3,000,000
1,000	Royal Bank of Canada	0.51	10/11/12	07/11/13	1,000,000
2,390	Toronto Dominion Bank	0.40 - 0.45	10/26/12 - 12/13/12	07/26/13 - 09/13/13	2,390,000
1,000	Westpac Banking Corp. (a)	0.50	10/03/12	04/03/13	999,965

	Total Floating Rate Notes (Cost $15,990,155)				15,990,155

	Tax-Exempt Instruments (4.8%)
	Weekly Variable Rate Bond (3.2%)
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $3,000,000)	0.19	10/05/12	10/01/48	3,000,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (1.6%)
1,500	California, Ser 2012-13 A-2 RANs dtd 08/23/12 (Cost $1,522,378)	2.50%	0.43%	06/20/13	1,522,378

	Total Tax-Exempt Instruments (Cost $4,522,378)				4,522,378

	Total Investments (Cost $93,778,736) (d)			100.1%	93,778,736
	Liabilities in Excess of Other Assets			(0.1)	(75,614)

	Net Assets			100.0%	$93,703,122

RANs	Revenue Anticipation Notes.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Rate shown is the rate in effect at September 30, 2012.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (58.7%)
	Basic Materials (1.8%)
$ 190	ArcelorMittal (Luxembourg)	9.25%	02/15/15	$209,112
230	Barrick Gold Corp. (Canada)	1.75	05/30/14	233,496
85	Ecolab, Inc.	1.00	08/09/15	85,447
115	Ecolab, Inc.	3.00	12/08/16	123,771
260	Kinross Gold Corp. (Canada)	3.625	09/01/16	262,718

				914,544

	Communications (5.4%)
375	AT&T, Inc.	2.50	08/15/15	394,309
300	Comcast Corp.	6.50	01/15/15	338,076
215	COX Communications, Inc.	4.625	06/01/13	220,989
220	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.75	10/01/14	236,047
290	NBC Universal Media LLC	2.10	04/01/14	296,178
145	News America, Inc.	5.30	12/15/14	159,652
175	Time Warner Cable, Inc.	6.75	07/01/18	220,357
250	Verizon Communications, Inc.	1.25	11/03/14	254,064
350	Viacom, Inc.	4.375	09/15/14	374,478
275	Vodafone Group PLC (United Kingdom)	1.25	09/26/17	275,702

				2,769,852

	Consumer, Cyclical (2.9%)
305	Best Buy Co., Inc.	3.75	03/15/16	292,238
280	Daimler Finance North America LLC (a)	1.875	09/15/14	284,474
220	Home Depot, Inc.	5.40	03/01/16	254,735
75	McDonald’s Corp.	0.75	05/29/15	75,766
430	Volkswagen International Finance N.V. (Germany) (a)	1.625	03/22/15	437,332
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	141,218

				1,485,763

	Consumer, Non-Cyclical (10.6%)
250	Altria Group, Inc.	4.125	09/11/15	273,843
150	Amgen, Inc.	2.50	11/15/16	157,642
165	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.125	01/15/15	178,040
205	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.375	11/15/14	225,625
265	Bacardi Ltd. (Bermuda) (a)	7.45	04/01/14	290,646
200	BAT International Finance PLC (United Kingdom) (a)	1.40	06/05/15	201,664
260	Bunge Ltd. Finance Corp.	5.35	04/15/14	274,647
430	Coca-Cola Co. (The)	0.75	03/13/15	434,025
100	Covidien International Finance SA	1.35	05/29/15	101,355
330	Delhaize Group SA (Belgium)	5.875	02/01/14	346,818
275	Diageo Capital PLC (United Kingdom)	1.50	05/11/17	280,087
210	Experian Finance PLC (United Kingdom) (a)	2.375	06/15/17	213,164
15	Express Scripts Holding Co. (a)	2.65	02/15/17	15,735
200	Express Scripts Holding Co. (a)	2.75	11/21/14	207,778
350	Gilead Sciences, Inc.	3.05	12/01/16	376,541
120	GlaxoSmithKline Capital PLC (United Kingdom)	0.75	05/08/15	120,795
250	Kraft Foods Group, Inc. (a)	2.25	06/05/17	257,661
225	Kroger Co. (The)	7.50	01/15/14	244,525
370	McKesson Corp.	3.25	03/01/16	398,447
175	PepsiCo, Inc.	0.75	03/05/15	176,201
250	Stryker Corp.	2.00	09/30/16	260,889
200	Takeda Pharmaceutical Co., Ltd. (Japan) (a)	1.031	03/17/15	201,682
240	WellPoint, Inc.	1.875	01/15/18	242,138

				5,479,948

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Energy (2.8%)
$ 115	Enterprise Products Operating LLC	1.25%	08/13/15	$116,222
225	Enterprise Products Operating LLC, Series O	9.75	01/31/14	250,700
380	Marathon Petroleum Corp.	3.50	03/01/16	403,260
275	Phillips 66 (a)	1.95	03/05/15	281,549
305	Spectra Energy Capital LLC	5.90	09/15/13	319,582
100	TransCanada PipeLines Ltd. (Canada)	0.875	03/02/15	100,983

				1,472,296

	Finance (28.2%)
265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	277,250
255	Abbey National Treasury Services PLC (United Kingdom)	2.875	04/25/14	258,209
110	Aflac, Inc.	3.45	08/15/15	118,137
475	American Express Co.	7.25	05/20/14	524,486
260	American International Group, Inc.	3.65	01/15/14	267,810
325	Banco Bradesco SA (Brazil)	4.50	01/12/17	346,938
620	Bank of America Corp., Series 1	3.75	07/12/16	658,388
195	Bank of Montreal (Canada)	1.40	09/11/17	196,237
300	Barclays Bank PLC (United Kingdom)	5.20	07/10/14	320,367
315	BNP Paribas SA (France)	2.375	09/14/17	316,729
205	BP Capital Markets PLC (United Kingdom)	3.875	03/10/15	220,471
150	Canadian Imperial Bank of Commerce (Canada) (b)	0.90	10/01/15	150,430
390	Canadian Imperial Bank of Commerce (Canada)	1.45	09/13/13	393,889
300	Capital One Financial Corp.	7.375	05/23/14	330,305
405	Citigroup, Inc. (c)	4.45	01/10/17	445,279
250	Commonwealth Bank of Australia (Australia)	1.95	03/16/15	255,648
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	122,185
250	Credit Agricole SA (France) (a)(b)	3.00	10/01/17	249,459
340	Credit Suisse (Switzerland)	5.50	05/01/14	363,250
355	Deutsche Bank AG (Germany)	2.375	01/11/13	356,809
205	DNB Bank ASA (Norway) (a)	3.20	04/03/17	214,326
975	General Electric Capital Corp.	2.95	05/09/16	1,031,854
300	Genworth Life Institutional Funding Trust (a)	5.875	05/03/13	306,082
425	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	448,682
250	Harley-Davidson Funding Corp. (a)	5.25	12/15/12	251,952
200	HCP, Inc.	2.70	02/01/14	204,266
350	HSBC Finance Corp.	5.25	04/15/15	378,294
200	ING Bank N.V. (Netherlands) (a)	3.75	03/07/17	210,956
425	JPMorgan Chase & Co.	1.875	03/20/15	433,871
135	JPMorgan Chase & Co.	3.15	07/05/16	142,915
230	Macquarie Group Ltd. (Australia) (a)	7.30	08/01/14	247,812
200	Metropolitan Life Global Funding I (a)(d)	1.70	06/29/15	204,138
325	Metropolitan Life Global Funding I (a)(d)	2.00	01/10/14	329,852
350	Monumental Global Funding III (a)	5.25	01/15/14	369,308
250	National Australia Bank Ltd. (Australia)	2.00	03/09/15	255,600
270	Nationwide Building Society (United Kingdom) (a)	4.65	02/25/15	285,776
30	Nissan Motor Acceptance Corp. (Japan) (a)	3.25	01/30/13	30,216
200	Nordea Bank AB (Sweden) (a)	2.25	03/20/15	203,722
270	Principal Financial Group, Inc.	7.875	05/15/14	300,316
320	Prudential Financial, Inc., MTN	4.75	09/17/15	352,662
170	Royal Bank of Scotland Group PLC (United Kingdom)	2.55	09/18/15	172,168
40	Santander Holdings USA, Inc.	3.00	09/24/15	40,497
300	Standard Chartered PLC (United Kingdom) (a)	3.85	04/27/15	316,649
250	Toyota Motor Credit Corp. (Japan)	0.875	07/17/15	251,393
365	UBS AG (Switzerland)	3.875	01/15/15	387,066
330	US Bancorp	2.20	11/15/16	346,743
470	Wells Fargo & Co.	3.676	06/15/16	512,050
200	Westpac Banking Corp. (Australia) (a)	1.375	07/17/15	202,678

				14,604,120

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Industrials (2.3%)
$ 200	BAA Funding Ltd. (United Kingdom) (a)	2.50%		06/25/15	$204,175
90	Danaher Corp.	1.30		06/23/14	91,443
255	Hyundai Capital America (a)(b)	2.125		10/02/17	255,337
75	Kellogg Co.	1.125		05/15/15	75,760
200	LVMH Moet Hennessy Louis Vuitton SA (France) (a)	1.625		06/29/17	201,930
60	Tyco Electronics Group SA (Luxembourg)	1.60		02/03/15	60,933
45	United Technologies Corp.	1.20		06/01/15	45,840
250	Waste Management, Inc.	2.60		09/01/16	262,675

					1,198,093

	Technology (1.6%)
160	Applied Materials, Inc.	2.65		06/15/16	169,343
285	Hewlett-Packard Co.	3.30		12/09/16	297,377
330	Texas Instruments, Inc.	1.375		05/15/14	335,260

					801,980

	Utilities (3.1%)
300	Commonwealth Edison Co.	1.625		01/15/14	304,059
350	Enel Finance International N.V. (Italy) (a)	3.875		10/07/14	360,012
215	FirstEnergy Solutions Corp.	4.80		02/15/15	231,261
125	Georgia Power Co.	0.75		08/10/15	125,413
265	NextEra Energy Capital Holdings, Inc.	5.35		06/15/13	273,480
320	Sempra Energy	2.00		03/15/14	325,222

					1,619,447

	Total Corporate Bonds (Cost $29,871,463)				30,346,043

	U.S. Treasury Securities (16.3%)
	U.S. Treasury Notes
1,930		0.875		12/31/16–04/30/17	1,958,677
2,873		1.25		10/31/15	2,954,027
3,275		2.25		03/31/16	3,488,386

	Total U.S. Treasury Securities (Cost $8,374,986)				8,401,090

	Asset-Backed Securities (15.2%)
200	Ally Auto Receivables Trust 2012-SN1	0.57		08/20/15	200,153
	Ally Master Owner Trust
100	(a)	1.971	(e)	01/15/15	100,469
200		2.15		01/15/16	203,654
225	(a)	2.88		04/15/15	226,962
800	American Express Credit Account Master Trust	1.471	(e)	03/15/17	818,918
807	Capital One Multi-Asset Execution Trust	0.301	(e)	09/15/15	806,944
202	CarMax Auto Owner Trust	1.29		09/15/15	202,810
573	Chase Issuance Trust	0.59		08/15/17	574,197
600	Citibank Credit Card Issuance Trust (c)	2.25		12/23/14	602,743
290	CNH Equipment Trust	1.17		05/15/15	291,154
115	Ford Credit Auto Lease Trust (b)	0.57		09/15/15	114,988
375	Ford Credit Floorplan Master Owner Trust (a)	4.20		02/15/17	404,123
	GE Dealer Floorplan Master Note Trust
275		0.709	(e)	06/20/17	276,532
330		0.819	(e)	07/20/16	331,373
127	GE Equipment Midticket LLC (a)	0.94		07/14/14	127,085
378	Harley-Davidson Motorcycle Trust	1.16		02/15/15	379,201
310	Hyundai Auto Lease Securitization Trust 2011-A (a)	1.02		08/15/14	311,127
228	Hyundai Auto Receivables Trust	1.50		10/15/14	228,462
189	Macquarie Equipment Funding Trust (a)	1.21		09/20/13	188,911
66	MMAF Equipment Finance LLC (a)	2.37		11/15/13	65,705
64	MMCA Auto Owner Trust 2010-A (a)	1.39		01/15/14	64,277
210	MMCA Auto Owner Trust 2011-A (a)	1.22		01/15/15	210,390
307	Nissan Auto Lease Trust	1.12		12/15/13	308,015
200	Nissan Master Owner Trust Receivables (a)	1.371	(e)	01/15/15	200,627

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	North Carolina State Education Assistance Authority
$ 172		0.901	(e)%	01/25/21	$172,125
225		1.251	(e)	07/25/25	225,954
100	Panhandle-Plains Higher Education Authority, Inc.	1.31	(e)	07/01/24	101,187
69	Toyota Auto Receivables Owner Trust	1.27		12/16/13	68,650
60	World Omni Automobile Lease Securitization Trust	0.93		11/16/15	60,449

	Total Asset-Backed Securities (Cost $7,779,241)				7,867,185

	Agency Adjustable Rate Mortgages (3.2%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
69	(f)	2.701		07/01/36	74,019
222	(f)	2.837		07/01/38	238,154
64		5.363		01/01/38	68,773
	Federal National Mortgage Association, Conventional Pools:
241		2.323		05/01/35	257,524
289		2.707		09/01/38	309,383
455		2.924		04/01/38	490,659
	Government National Mortgage Association, Various Pools:
195		4.00		11/20/39–02/20/40	206,394

	Total Agency Adjustable Rate Mortgages (Cost $1,637,592)				1,644,906

	Non-U.S. Government - Guaranteed (2.8%)
900	Commonwealth Bank of Australia (Australia) (a)	2.50		12/10/12	903,704
545	Swedbank AB (Sweden) (a)	2.90		01/14/13	548,889

	Total Non-U.S. Government - Guaranteed (Cost $1,441,306)				1,452,593

	Agency Fixed Rate Mortgages (0.6%)
	Federal National Mortgage Association, Conventional Pools:
161		6.50		01/01/32–11/01/33	185,288
115		7.00		08/01/29–06/01/32	137,024

	Total Agency Fixed Rate Mortgages (Cost $286,477)				322,312

	Collateralized Mortgage Obligation - Agency Collateral Series (0.6%)
266	Federal Home Loan Mortgage Corporation, REMIC (Cost $284,403)	7.50		09/15/29	314,668

	Municipal Bond (0.6%)
300	New Jersey Economic Development Authority (Cost $300,000)	1.389	(e)	06/15/13	300,849

	Sovereign (0.4%)
200	Qatar Government International Bond (Qatar) (a) (Cost $211,500)	4.00		01/20/15	212,800

	Short-Term Investments (3.3%)
	U.S. Treasury Security (0.1%)
75	U.S. Treasury Bill (g) (Cost $74,961)	0.129		02/21/13	74,967

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (3.2%)
1,630	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $1,630,283)		$1,630,283

	Total Short-Term Investments (Cost $1,705,244)		1,705,250

	Total Investments (Cost $51,892,212) (i)(j)	101.7%	52,567,696
	Liabilities in Excess of Other Assets	(1.7)	(864,504)

	Net Assets	100.0%	$51,703,192

MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	For the nine months ended September 30, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bond and Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $427,870 and $504,854, respectively, including net realized gains of $13,129.
(d)	For the nine months ended September 30, 2012, the cost of purchases of MetLife, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Fund under the Investment Company Act of 1940, was $199,842.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(f)	Security is subject to delayed delivery.
(g)	Rate shown is the yield to maturity at September 30, 2012.
(h)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(i)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Futures Contracts Open at September 30, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
85	Long	U.S. Treasury 5 yr. Note, Dec-12	$10,593,789	$36,184
12	Long	U.S. Treasury 2 yr. Note, Dec-12	2,646,375	1,687

		Total Unrealized Appreciation		$37,871

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Barclays Capital	$1,060	3 Month LIBOR	Receive	0.81%	09/24/17	$(2,374)
Credit Suisse	3,330	3 Month LIBOR	Receive	0.39	09/25/14	(2,174)
Credit Suisse	1,590	3 Month LIBOR	Receive	0.82	09/13/17	(4,541)
Deutsche Bank	2,760	3 Month LIBOR	Receive	0.82	07/24/17	(13,135)

		Total Unrealized Depreciation				$(22,224)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (90.9%)
	Basic Materials (6.1%)
$ 820	ArcelorMittal (Luxembourg)	10.10%	06/01/19	$945,714
EUR 811	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	223,027
$ 540	Barrick Gold Corp. (Canada)	3.85	04/01/22	568,001
1,570	CF Industries, Inc.	6.875	05/01/18	1,913,438
540	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	527,850
595	Georgia-Pacific LLC	8.875	05/15/31	882,474
203	Goldcorp, Inc. (Canada)	2.00	08/01/14	245,757
535	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	555,481
600	Inversiones CMPC SA (Chile) (a)	4.50	04/25/22	626,289
580	Kinross Gold Corp. (Canada)	5.125	09/01/21	601,052
545	Lubrizol Corp.	8.875	02/01/19	771,330
675	LyondellBasell Industries N.V. (Netherlands)	5.00	04/15/19	720,563
1,000	MeadWestvaco Corp.	7.375	09/01/19	1,270,350
290	Syngenta Finance N.V. (Switzerland)	4.375	03/28/42	317,185
280	Teck Resources Ltd. (Canada)	6.25	07/15/41	305,798
572	Tronox Finance LLC (a)	6.375	08/15/20	579,865
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	226,761
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	245,986

				11,526,921

	Communications (10.9%)
426	America Movil SAB de CV (Mexico)	3.125	07/16/22	440,050
1,700	AT&T, Inc.	5.35	09/01/40	2,054,158
875	AT&T, Inc.	6.30	01/15/38	1,152,717
310	Cablevision Systems Corp.	7.75	04/15/18	344,875
325	CenturyLink, Inc., Series Q	6.15	09/15/19	364,679
655	CenturyLink, Inc., Series S	6.45	06/15/21	740,419
920	Comcast Corp.	6.40	05/15/38	1,182,320
625	Corning, Inc.	4.75	03/15/42	678,202
195	CSC Holdings LLC (a)	6.75	11/15/21	215,963
315	Deutsche Telekom International Finance BV (Germany)	6.75	08/20/18	395,880
300	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	452,432
1,425	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	1,469,322
575	DISH DBS Corp. (a)	5.875	07/15/22	592,250
381	Liberty Interactive LLC	3.125	03/30/23	538,163
225	NBC Universal Media LLC (b)	2.875	01/15/23	225,274
1,045	NBC Universal Media LLC	4.375	04/01/21	1,187,094
200	News America, Inc.	6.40	12/15/35	248,651
575	Omnicom Group, Inc.	3.625	05/01/22	608,547
263	Priceline.com, Inc. (a)	1.00	03/15/18	283,711
260	Qwest Corp.	6.875	09/15/33	264,550
350	Symantec Corp., Series B	1.00	06/15/13	380,844
655	Telecom Italia Capital SA (Italy)	7.175	06/18/19	725,412
375	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	387,416
580	Telefonica Europe BV (Spain)	8.25	09/15/30	617,700
490	Time Warner Cable, Inc.	4.50	09/15/42	490,669
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,511,018
610	Time Warner, Inc.	6.50	11/15/36	776,625
760	Time Warner, Inc.	7.70	05/01/32	1,070,402
150	Verizon Communications, Inc.	6.40	02/15/38	202,887
715	Verizon Communications, Inc.	8.95	03/01/39	1,250,210

				20,852,440

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Consumer, Cyclical (4.3%)
$ 715	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00%	06/15/19	$761,475
395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	627,414
339	Exide Technologies	8.625	02/01/18	295,354
925	Gap, Inc. (The)	5.95	04/12/21	1,032,120
105	Ingram Micro, Inc.	5.25	09/01/17	115,273
208	International Game Technology	3.25	05/01/14	218,270
720	Macy’s Retail Holdings, Inc.	3.875	01/15/22	777,691
800	McDonald’s Corp.	2.625	01/15/22	843,410
620	QVC, Inc. (a)	7.125	04/15/17	654,315
565	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	587,375
780	Wyndham Worldwide Corp.	4.25	03/01/22	803,170
265	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	296,137
840	Yum! Brands, Inc.	6.875	11/15/37	1,152,330

				8,164,334

	Consumer, Non-Cyclical (8.5%)
1,520	Amgen, Inc.	3.875	11/15/21	1,636,424
795	Boston Scientific Corp.	6.00	01/15/20	946,406
720	Cigna Corp.	5.375	02/15/42	809,745
220	Covidien International Finance SA	3.20	06/15/22	232,952
825	Delhaize Group SA (Belgium)	5.70	10/01/40	736,425
475	Diageo Investment Corp. (United Kingdom)	2.875	05/11/22	496,241
845	Experian Finance PLC (United Kingdom) (a)	2.375	06/15/17	857,732
690	Express Scripts Holding Co. (a)	2.65	02/15/17	723,800
370	Express Scripts Holding Co. (a)	3.90	02/15/22	403,893
605	Gilead Sciences, Inc.	4.50	04/01/21	694,990
490	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	548,388
1,100	Kraft Foods Group, Inc. (a)	6.875	01/26/39	1,506,600
415	Life Technologies Corp.	6.00	03/01/20	494,372
500	PepsiCo, Inc.	2.75	03/05/22	520,164
600	Philip Morris International, Inc.	4.50	03/20/42	663,729
550	SABMiller Holdings, Inc. (a)	3.75	01/15/22	598,444
305	SABMiller Holdings, Inc. (a)	4.95	01/15/42	356,401
800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	889,200
260	Smithfield Foods, Inc.	4.00	06/30/13	278,363
665	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	722,274
630	Verisk Analytics, Inc.	5.80	05/01/21	708,615
280	Vertex Pharmaceuticals, Inc.	3.35	10/01/15	361,025
200	Watson Pharmaceuticals, Inc.	3.25	10/01/22	202,983
100	Watson Pharmaceuticals, Inc.	4.625	10/01/42	102,799
731	WellPoint, Inc.	3.30	01/15/23	740,964

				16,232,929

	Energy (7.5%)
356	Alpha Natural Resources, Inc.	2.375	04/15/15	313,280
210	Alpha Natural Resources, Inc.	6.25	06/01/21	175,875
1,075	BP Capital Markets PLC (United Kingdom)	3.245	05/06/22	1,139,892
450	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	589,894
225	Canadian Oil Sands Ltd. (Canada) (a)	6.00	04/01/42	259,859
550	Canadian Oil Sands Ltd. (Canada) (a)	7.75	05/15/19	693,940
394	Chesapeake Energy Corp.	2.75	11/15/35	377,009
745	Continental Resources, Inc.	7.125	04/01/21	841,850
275	Enterprise Products Operating LLC	5.25	01/31/20	322,670
850	Enterprise Products Operating LLC	5.95	02/01/41	1,009,212
575	EOG Resources, Inc.	2.625	03/15/23	582,521
395	FMC Technologies, Inc.	3.45	10/01/22	401,821
500	Halliburton Co.	4.50	11/15/41	564,402
325	Marathon Petroleum Corp.	5.125	03/01/21	375,681
550	Marathon Petroleum Corp.	6.50	03/01/41	676,173
820	Murphy Oil Corp.	4.00	06/01/22	872,112
925	Phillips 66 (a)	4.30	04/01/22	1,014,732

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 670	Plains All American Pipeline LP/PAA Finance Corp.	6.70%		05/15/36	$858,638
675	Plains All American Pipeline LP/PAA Finance Corp.	8.75		05/01/19	908,841
355	Sinopec Group Overseas Development 2012 Ltd. (China) (a)(c)	2.75		05/17/17	368,984
225	Spectra Energy Capital LLC	8.00		10/01/19	292,992
170	Tesoro Corp.	5.375		10/01/22	175,525
700	Valero Energy Corp.	6.125		02/01/20	851,541
550	Weatherford International Ltd.	4.50		04/15/22	576,295

					14,243,739

	Finance (37.1%)
EUR 200	Aabar Investments PJSC (Germany)	4.00		05/27/16	256,881
$ 390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00		06/15/21	433,938
630	ABN Amro Bank N.V. (Netherlands) (a)	4.25		02/02/17	677,363
1,125	Aegon N.V. (Netherlands)	4.625		12/01/15	1,231,917
264	Affiliated Managers Group, Inc.	3.95		08/15/38	295,515
475	Alexandria Real Estate Equities, Inc.	4.60		04/01/22	507,769
650	Ally Financial, Inc.	5.50		02/15/17	680,092
1,285	American Financial Group, Inc.	9.875		06/15/19	1,618,369
720	American International Group, Inc.	6.40		12/15/20	878,471
432	Ares Capital Corp. (a)	5.75		02/01/16	461,160
400	AvalonBay Communities, Inc.	2.95		09/15/22	399,584
444	Banco Santander Brasil SA (Brazil) (a)	4.25		01/14/16	455,100
725	Banco Santander Brasil SA (Brazil) (a)	4.625		02/13/17	750,375
990	Banco Votorantim SA (Brazil) (a)	5.25		02/11/16	1,054,350
1,930	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17	2,086,073
610	Bear Stearns Cos. LLC (The)	5.55		01/22/17	694,323
300	Billion Express Investments Ltd. (China) (c)	0.75		10/18/15	320,025
540	BNP Paribas SA (France)	5.00		01/15/21	598,518
675	Boston Properties LP	3.85		02/01/23	712,417
490	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	547,250
780	Capital One Bank, USA NA	8.80		07/15/19	1,030,846
800	Capital One Capital VI	8.875		05/15/40	817,410
1,735	Citigroup, Inc. (d)	5.875		05/29/37	2,047,350
1,038	Citigroup, Inc. (d)	8.50		05/22/19	1,374,594
700	CNA Financial Corp.	7.35		11/15/19	869,835
680	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.875		02/08/22	723,097
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(e)	06/30/19(f)	343,519
600	Credit Agricole SA (France) (a)	8.375	(e)	10/13/19(f)	586,500
765	Credit Suisse (Switzerland)	5.40		01/14/20	837,390
280	Credit Suisse (Switzerland)	6.00		02/15/18	317,672
800	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21	840,490
425	Discover Bank	7.00		04/15/20	512,682
715	Discover Bank	8.70		11/18/19	924,486
990	DNB Bank ASA (Norway) (a)	3.20		04/03/17	1,035,039
450	Federal Realty Investment Trust	3.00		08/01/22	448,768
1,060	Ford Motor Credit Co., LLC	4.207		04/15/16	1,124,251
600	Ford Motor Credit Co., LLC	5.00		05/15/18	656,534
400	Ford Motor Credit Co., LLC	5.875		08/02/21	453,337
2,295	General Electric Capital Corp.	3.15		09/07/22	2,310,184
545	General Electric Capital Corp.	5.30		02/11/21	626,498
1,650	General Electric Capital Corp., Series G	6.00		08/07/19	2,009,776
1,195	Genworth Financial, Inc.	7.70		06/15/20	1,252,128
1,490	Goldman Sachs Group, Inc. (The)	5.75		01/24/22	1,719,454
815	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	952,380
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	967,155
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,044,525
550	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	681,918
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	680,084

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75%		05/21/18	$1,708,500
185	HCP, Inc.	5.625		05/01/17	209,968
485	HSBC Finance Corp.	6.676		01/15/21	563,378
440	HSBC Holdings PLC (United Kingdom)	4.00		03/30/22	473,021
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	828,573
575	ING Bank N.V. (Netherlands) (a)	3.75		03/07/17	606,499
600	ING US, Inc. (a)	5.50		07/15/22	627,095
625	International Lease Finance Corp.	6.25		05/15/19	675,000
2,820	JPMorgan Chase & Co.	4.50		01/24/22	3,134,100
500	Mack-Cali Realty LP	4.50		04/18/22	536,241
705	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	756,526
555	Merrill Lynch & Co., Inc.	7.75		05/14/38	699,188
3,625	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	4,348,300
600	Metlife Capital Trust IV (a)(g)	7.875		12/15/37	711,000
1,315	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	1,510,701
525	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	557,569
1,100	Nordea Bank AB (Sweden) (a)	4.875		05/13/21	1,157,297
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	407,405
425	Principal Financial Group, Inc.	8.875		05/15/19	567,413
925	Protective Life Corp.	7.375		10/15/19	1,103,347
635	Prudential Financial, Inc., MTN	6.625		12/01/37	793,328
775	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(e)	05/24/41	785,937
785	Royal Bank of Scotland Group PLC (United Kingdom)	2.55		09/18/15	795,010
195	Santander Holdings USA, Inc.	3.00		09/24/15	197,425
360	Santander Holdings USA, Inc. (Spain)	4.625		04/19/16	377,450
700	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	695,129
495	SLM Corp., MTN	8.00		03/25/20	574,200
775	Societe Generale SA (France) (a)	5.20		04/15/21	833,093
885	Standard Chartered Bank (United Kingdom) (a)	6.40		09/26/17	1,017,104
635	US Bancorp	2.95		07/15/22	642,388
250	Wachovia Bank NA	6.60		01/15/38	348,727
525	WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia) (a)(b)	3.375		10/03/22	523,013

					70,611,317

	Industrials (9.0%)
522	Anixter, Inc.	5.625		05/01/19	548,100
1,060	BAA Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,127,498
540	Ball Corp.	7.375		09/01/19	604,800
500	Bemis Co., Inc.	4.50		10/15/21	550,164
505	Bombardier, Inc. (Canada) (a)	7.75		03/15/20	582,012
1,000	Burlington Northern Santa Fe LLC	3.05		03/15/22	1,035,625
820	CRH America, Inc.	6.00		09/30/16	915,590
480	CRH America, Inc.	8.125		07/15/18	584,412
585	Crown Americas LLC/Crown Americas Capital Corp. III	6.25		02/01/21	655,200
255	Deere & Co.	3.90		06/09/42	264,928
450	Discovery Communications LLC	3.30		05/15/22	468,383
248	General Cable Corp.	4.50		11/15/29	266,600
545	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	605,956
950	Koninklijke Philips Electronics N.V. (Netherlands)	3.75		03/15/22	1,030,057
915	L-3 Communications Corp.	4.95		02/15/21	1,021,581
670	Lafarge SA (France) (a)	6.20		07/09/15	726,950
750	Odebrecht Finance Ltd. (Brazil) (a)	6.00		04/05/23	836,250
675	Pioneer Natural Resources Co.	3.95		07/15/22	718,466
900	Schneider Electric SA (France) (a)	2.95		09/27/22	908,163
135	Sonoco Products Co.	4.375		11/01/21	145,586
470	Sonoco Products Co.	5.75		11/01/40	549,674
930	Thermo Fisher Scientific, Inc.	3.15		01/15/23	962,109
525	United Technologies Corp.	4.50		06/01/42	590,931
975	URS Corp. (a)	3.85		04/01/17	982,732

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$525	Waste Management, Inc.	2.90%	09/15/22	$525,354

				17,207,121

	Technology (1.9%)
235	Hewlett-Packard Co.	2.60	09/15/17	236,010
1,220	Hewlett-Packard Co.	4.65	12/09/21	1,274,464
234	Intel Corp.	2.95	12/15/35	255,645
475	International Business Machines Corp.	1.875	05/15/19	493,425
255	Lam Research Corp.	1.25	05/15/18	247,669
434	Microsoft Corp. (a)	0.00	06/15/13	454,072
284	Rovi Corp.	2.625	02/15/40	282,403
276	SanDisk Corp.	1.50	08/15/17	313,778

				3,557,466

	Utilities (5.6%)
775	Boston Gas Co. (a)	4.487	02/15/42	855,395
495	CMS Energy Corp.	5.05	03/15/22	547,692
280	CMS Energy Corp.	6.25	02/01/20	325,152
730	Consolidated Edison Co. of New York, Inc.	6.65	04/01/19	945,465
750	EDP Finance BV (Portugal) (a)	4.90	10/01/19	701,250
675	Enel Finance International N.V. (Italy) (a)	5.125	10/07/19	701,884
2,100	Exelon Generation Co., LLC	4.00	10/01/20	2,231,082
975	FirstEnergy Solutions Corp.	6.05	08/15/21	1,095,652
975	FirstEnergy Solutions Corp.	6.80	08/15/39	1,079,607
575	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00	09/11/19	579,268
900	PPL WEM Holdings PLC (a)	3.90	05/01/16	948,000
590	Puget Energy, Inc.	6.50	12/15/20	677,756

				10,688,203

	Total Corporate Bonds (Cost $157,599,327)			173,084,470

	Asset-Backed Securities (0.7%)
	CVS Pass-Through Trust
1,002		6.036	12/10/28	1,166,555
113	(a)	8.353	07/10/31	153,337

	Total Asset-Backed Securities (Cost $1,115,366)			1,319,892

	Municipal Bond (0.4%)
600	State of California, General Obligation Bonds (Cost $603,036)	5.95	04/01/16	682,098

	Agency Fixed Rate Mortgage (0.0%)
1	Federal Home Loan Mortgage Corporation, Gold Pool (Cost $1,406)	6.50	12/01/28	1,597

NUMBER OF SHARES
	Convertible Preferred Stocks (0.3%)
	Diversified Financial Services (0.2%)
350	Bank of America Corp., Series L			381,500

	Electric Utilities (0.1%)
4,430	PPL Corp.			237,227

	Total Convertible Preferred Stocks (Cost $585,890)			618,727

PRINCIPAL AMOUNT (000)
	Short-Term Investments (6.8%)
	U.S. Treasury Securities (0.1%)
	U.S. Treasury Bills
$ 35	(h)(i)	0.113	02/21/13	34,985
10	(h)(i)	0.117	02/21/13	9,996
20	(h)(i)	0.12	02/21/13	19,991
20	(h)(i)	0.12	02/21/13	19,991

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 20	(h)(i)	0.122%	02/21/13	$19,991
25	(h)(i)	0.128	02/21/13	24,989
165	(h)(i)	0.129	02/21/13	164,928

	Total U.S. Treasury Securities (Cost $294,853)			294,871

NUMBER OF SHARES (000)
	Investment Company (6.7%)
12,816	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $12,816,471)			12,816,469

	Total Short-Term Investments (Cost $13,111,324)			13,111,340

	Total Investments (Cost $173,016,349) (k)(l)		99.1%	188,818,124
	Other Assets in Excess of Liabilities		0.9	1,686,279

	Net Assets		100.0%	$190,504,403

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Security trades on the Hong Kong exchange.
(d)	For the nine months ended September 30, 2012, the proceeds from sales of Citigroup, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $246,361, including net realized gains of $31,653.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(f)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at September 30, 2012.
(g)	For the nine months ended September 30, 2012, the cost of purchases and the proceeds from sales of MetLife, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Fund under the Investment Company Act of 1940, was $633,000 and $1,297,925, respectively, including net realized gains of $333,108.
(h)	Rate shown is the yield to maturity at September 30, 2012.
(i)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap agreements.
(j)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(k)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at September 30, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
UBS AG	EUR	396,597	$519,974	10/31/12	$10,182

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Futures Contracts Open at September 30, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
324	Long	U.S. Treasury 5 yr. Note, Dec-12	$40,381,031	$125,514
132	Long	U.S. Treasury 2 yr. Note, Dec-12	29,110,125	18,562
70	Long	U.S. Treasury Ultra Long Bond, Dec-12	11,565,313	(71,987)
15	Short	U.S. Treasury 30 yr. Bond, Dec-12	(2,240,625)	(7,172)
262	Short	U.S. Treasury 10 yr. Note, Dec-12	(34,972,906)	(196,520)

		Net Unrealized Depreciation		$(131,603)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Barclays Capital	$3,870	3 Month LIBOR	Receive	0.81%	09/24/17	$(8,668)
Credit Suisse	12,200	3 Month LIBOR	Receive	0.39	09/25/14	(7,963)
Credit Suisse	5,820	3 Month LIBOR	Receive	0.82	09/13/17	(16,621)
Deutsche Bank	9,834	3 Month LIBOR	Receive	0.82	07/24/17	(48,393)
Goldman Sachs	2,200	3 Month LIBOR	Receive	2.42	03/22/22	(158,239)
JPMorgan Chase	1,069	3 Month LIBOR	Receive	2.43	03/22/22	(78,373)

		Total Unrealized Depreciation				$(318,257)

LIBOR	London Interbank Offered Rate.

Currency Abbreviations

EUR	Euro.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Australia (5.4%)
	Airports
39,313	Australian Infrastructure Fund	$123,154
266,364	Sydney Airport	873,106

		996,260

	Diversified
355,726	DUET Group	752,749

	Oil & Gas Storage & Transportation
122,600	APA Group	602,800

	Toll Roads
75,579	Macquarie Atlas Roads Group (a)	114,461
235,415	Transurban Group	1,465,177

		1,579,638

	Total Australia	3,931,447

	Brazil (0.3%)
	Water
3,100	Cia de Saneamento Basico do Estado de Sao Paulo ADR	251,751

	Canada (12.2%)
	Oil & Gas Storage & Transportation
81,240	Enbridge, Inc.	3,173,244
4,398	Keyera Corp.	213,122
119,900	TransCanada Corp.	5,456,542

	Total Canada	8,842,908

	China (15.1%)
	Oil & Gas Storage & Transportation
744,000	Beijing Enterprises Holdings Ltd. (b)	4,960,608
5,598,000	China Gas Holdings Ltd. (b)	3,075,487
238,000	ENN Energy Holdings Ltd. (b)	1,002,147
1,710,000	Sichuan Expressway Co., Ltd., H Shares (b)	476,345

		9,514,587

	Ports
182,293	China Merchants Holdings International Co., Ltd. (b)	561,874

	Toll Roads
1,048,000	Jiangsu Expressway Co., Ltd., H Shares (b)	869,048

	Total China	10,945,509

	France (3.0%)
	Communications
14,001	Eutelsat Communications SA	450,070
63,355	SES SA	1,723,134

		2,173,204

	Toll Roads
5,220	Groupe Eurotunnel SA	36,773

	Total France	2,209,977

	Germany (0.5%)
	Airports
6,685	Fraport AG Frankfurt Airport Services Worldwide	386,618

	Italy (6.0%)
	Oil & Gas Storage & Transportation
373,346	Snam SpA	1,655,200

	Toll Roads
68,962	Atlantia SpA	1,070,525

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

90,905	Societa Iniziative Autostradali e Servizi SpA	$729,525

		1,800,050

	Transmission & Distribution
246,790	Terna Rete Elettrica Nazionale SpA	919,698

	Total Italy	4,374,948

	Japan (1.2%)
	Oil & Gas Storage & Transportation
152,000	Tokyo Gas Co., Ltd.	837,519

	Netherlands (0.9%)
	Oil & Gas Storage & Transportation
9,106	Koninklijke Vopak N.V.	639,379

	Spain (1.5%)
	Diversified
34,693	Ferrovial SA	451,395

	Toll Roads
41,003	Abertis Infraestructuras SA	603,311

	Total Spain	1,054,706

	Switzerland (1.4%)
	Airports
2,517	Flughafen Zuerich AG (Registered)	1,033,027

	United Kingdom (10.0%)
	Transmission & Distribution
497,080	National Grid PLC	5,482,335

	Water
31,700	Severn Trent PLC	859,465
77,170	United Utilities Group PLC	892,237

		1,751,702

	Total United Kingdom	7,234,037

	United States (40.7%)
	Communications
47,460	American Tower Corp. REIT	3,388,169
24,400	Crown Castle International Corp. (a)	1,564,040
37,090	SBA Communications Corp., Class A (a)	2,332,961

		7,285,170

	Diversified
48,770	CenterPoint Energy, Inc.	1,038,801

	Oil & Gas Storage & Transportation
9,660	AGL Resources, Inc.	395,191
5,070	Atmos Energy Corp.	181,455
60,808	Enbridge Energy Management LLC (a)	1,925,181
41,340	Kinder Morgan, Inc.	1,468,397
13,900	New Jersey Resources Corp.	635,508
39,390	NiSource, Inc.	1,003,657
30,890	Oneok, Inc.	1,492,296
39,480	PG&E Corp.	1,684,612
37,250	Sempra Energy	2,402,252
86,436	Spectra Energy Corp.	2,537,761
8,480	WGL Holdings, Inc.	341,320
64,370	Williams Cos., Inc. (The)	2,251,019

		16,318,649

	Transmission & Distribution
20,290	ITC Holdings Corp.	1,533,518
66,408	Northeast Utilities	2,538,778

		4,072,296

	Water
23,650	American Water Works Co., Inc.	876,469

	Total United States	29,591,385

	Total Common Stocks (Cost $55,466,654)	71,333,211

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

NUMBER OF SHARES (000)
	Short-Term Investment (1.6%)
	Investment Company
1,165	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $1,165,180)		$1,165,180

	Total Investments (Cost $56,631,834) (d)	99.8%	72,498,391
	Other Assets in Excess of Liabilities	0.2	155,993

	Net Assets	100.0%	$72,654,384

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$38,411,042	53.0%
Transmission & Distribution	10,474,329	14.5
Communications	9,458,374	13.0
Toll Roads	4,888,820	6.7
Water	2,879,922	4.0
Airports	2,415,905	3.3
Diversified	2,242,945	3.1
Investment Company	1,165,180	1.6
Ports	561,874	0.8

	$72,498,391	100.0%

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.6%)
	Belgium (1.9%)
	Chemicals
18,946	Umicore SA (a)	$990,296

	Finland (1.9%)
	Machinery
14,296	Kone Oyj, Class B	989,282

	France (11.2%)
	Commercial Banks
26,152	BNP Paribas SA	1,242,773
28,563	Societe Generale SA (b)	811,177

		2,053,950

	Electrical Equipment
18,147	Schneider Electric SA	1,073,993

	Hotels, Restaurants & Leisure
21,223	Accor SA	707,861

	Insurance
67,235	AXA SA	1,001,380

	Media
31,610	SES SA	859,731

	Total France	5,696,915

	Germany (15.1%)
	Automobiles
22,978	Daimler AG (Registered)	1,112,167
5,670	Volkswagen AG (Preference)	1,034,281

		2,146,448

	Health Care Providers & Services
9,570	Fresenius SE & Co., KGaA	1,110,995

	Industrial Conglomerates
15,397	Siemens AG (Registered)	1,535,584

	Insurance
6,386	Muenchener Rueckversicherungs AG (Registered)	997,069

	Machinery
6,508	MAN SE	595,871

	Pharmaceuticals
15,212	Bayer AG (Registered)	1,306,405

	Total Germany	7,692,372

	Netherlands (5.0%)
	Beverages
70,300	DE Master Blenders 1753 N.V. (b)	846,928

	Media
79,925	Reed Elsevier N.V.	1,068,673

	Metals & Mining
41,863	ArcelorMittal	600,364

	Total Netherlands	2,515,965

	Portugal (1.5%)
	Oil, Gas & Consumable Fuels
47,224	Galp Energia SGPS SA	765,847

	Spain (4.5%)
	Commercial Banks
148,854	Banco Bilbao Vizcaya Argentaria SA (a)	1,169,324

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Information Technology Services
47,118	Amadeus IT Holding SA, Class A (a)	$1,097,753

	Total Spain	2,267,077

	Sweden (1.3%)
	Wireless Telecommunication Services
7,019	Millicom International Cellular SA SDR	651,273

	Switzerland (14.2%)
	Food Products
38,148	Nestle SA (Registered)	2,405,291

	Insurance
4,298	Zurich Insurance Group AG (b)	1,070,273

	Pharmaceuticals
32,187	Novartis AG (Registered)	1,969,550
9,518	Roche Holding AG (Genusschein)	1,778,110

		3,747,660

	Total Switzerland	7,223,224

	United Kingdom (43.0%)
	Aerospace & Defense
89,476	Rolls-Royce Holdings PLC (b)	1,218,015

	Commercial Banks
357,382	Barclays PLC	1,239,900
219,693	HSBC Holdings PLC	2,033,839

		3,273,739

	Household Products
18,319	Reckitt Benckiser Group PLC	1,054,581

	Insurance
91,969	Prudential PLC	1,190,320

	Metals & Mining
31,891	Anglo American PLC	935,711
64,646	Xstrata PLC	999,537

		1,935,248

	Oil, Gas & Consumable Fuels
77,584	BG Group PLC	1,566,032
258,729	BP PLC	1,823,677
56,128	Royal Dutch Shell PLC, Class A	1,941,411
39,955	Tullow Oil PLC	883,915

		6,215,035

	Pharmaceuticals
68,452	GlaxoSmithKline PLC	1,577,905

	Professional Services
61,691	Experian PLC	1,025,075

	Tobacco
29,743	British American Tobacco PLC	1,527,081
27,383	Imperial Tobacco Group PLC	1,013,478

		2,540,559

	Wireless Telecommunication Services
645,436	Vodafone Group PLC	1,831,754

	Total United Kingdom	21,862,231

	Total Common Stocks (Cost $42,323,044)	50,654,482

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)			VALUE
	Short-Term Investments (4.3%)
	Securities held as Collateral on Loaned Securities (4.0%)
	Repurchase Agreements (1.0%)
$ 160	Barclays Capital, Inc. (0.15%, dated 09/28/12, due 10/01/12; proceeds $159,670; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 06/30/17; valued at $162,862)		$159,668
59	Merrill Lynch & Co., Inc. (0.15%, dated 9/28/12, due 10/1/12; proceeds $58,826; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $60,038)		58,825
303	Merrill Lynch & Co., Inc. (0.22%, dated 09/28/12, due 10/01/12; proceeds $302,535; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 04/01/42; valued at $308,580)		302,529

	Total Repurchase Agreements (Cost $521,022)		521,022

NUMBER OF SHARES (000)
	Investment Company (3.0%)
1,509	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,508,734)		1,508,734

	Total Securities held as Collateral on Loaned Securities (Cost $2,029,756)		2,029,756

	Investment Company (0.3%)
161	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $160,974)		160,974

	Total Short-Term Investments (Cost $2,190,730)		2,190,730

	Total Investments (Cost $44,513,774) (d)(e)	103.9%	52,845,212
	Liabilities in Excess of Other Assets	(3.9)	(1,993,155)

	Net Assets	100.0%	$50,852,057

SDR	Swedish Depositary Receipt.
(a)	The value of loaned securities and related collateral outstanding at September 30, 2012 were $1,910,588 and $2,032,012, respectively. The Portfolio received cash collateral of $2,029,756 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of $2,256 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(e)	Securities are available for collateral in connection with open foreign currency exchange contracts.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Foreign Currency Exchange Contract Open at September 30, 2012:

COUNTERPARTY	CONTRACT TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
State Street Bank London	GBP	1,615,000	EUR	2,019,121	10/15/12	$ (12,798)

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments ¡ September 30, 2012 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	$6,980,882		13.7%
Pharmaceuticals	6,631,970		13.1
Commercial Banks	6,497,013		12.8
Insurance	4,259,042		8.4
Tobacco	2,540,559		5.0
Metals & Mining	2,535,612		5.0
Wireless Telecommunication Services	2,483,027		4.9
Food Products	2,405,291		4.7
Automobiles	2,146,448		4.2
Media	1,928,404		3.8
Machinery	1,585,153		3.1
Industrial Conglomerates	1,535,584		3.0
Aerospace & Defense	1,218,015		2.4
Health Care Providers & Services	1,110,995		2.2
Information Technology Services	1,097,753		2.2
Electrical Equipment	1,073,993		2.1
Household Products	1,054,581		2.1
Professional Services	1,025,075		2.0
Chemicals	990,296		1.9
Beverages	846,928		1.7
Hotels, Restaurants & Leisure	707,861		1.4
Investment Company	160,974		0.3

	$50,815,456	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities. Also, does not include open foreign currency exchange contract with total unrealized depreciation of $12,798.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.0%)
	Air Transport (1.5%)
92,758	Expeditors International of Washington, Inc.	$3,372,681

	Alternative Energy (3.7%)
71,880	Range Resources Corp.	5,022,255
138,458	Ultra Petroleum Corp. (a)	3,043,307

		8,065,562

	Beverage: Brewers & Distillers (2.4%)
437,272	DE Master Blenders 1753 N.V. (Netherlands) (a)	5,267,965

	Biotechnology (2.8%)
128,513	Illumina, Inc. (a)	6,194,327

	Chemicals: Diversified (3.0%)
72,529	Monsanto Co.	6,601,590

	Commercial Finance & Mortgage Companies (1.6%)
582,937	BM&F Bovespa SA (Brazil)	3,522,495

	Commercial Services (4.8%)
133,491	Intertek Group PLC (United Kingdom)	5,906,376
87,537	Weight Watchers International, Inc.	4,621,954

		10,528,330

	Communications Technology (3.6%)
156,909	Motorola Solutions, Inc.	7,931,750
	Computer Services, Software & Systems (20.8%)
57,754	Baidu, Inc. ADR (China) (a)	6,746,822
167,392	Facebook, Inc., Class A (a)	3,624,037
327,898	Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $5,811,839; acquired 10/08/10 - 01/28/11)	6,862,905
20,402	Google, Inc., Class A (a)	15,393,309
53,696	LinkedIn Corp., Class A (a)	6,464,999
36,972	Salesforce.com, Inc. (a)	5,645,255
287,079	Zynga, Inc., Class A (a)	815,304

		45,552,631

	Computer Technology (12.2%)
32,375	Apple, Inc.	21,602,542
215,324	Yandex N.V., Class A (Russia) (a)	5,191,462

		26,794,004

	Consumer Lending (4.1%)
7,810	Mastercard, Inc., Class A	3,526,059
41,420	Visa, Inc., Class A	5,561,877

		9,087,936

	Diversified Retail (12.5%)
72,847	Amazon.com, Inc. (a)	18,526,449
522,126	Groupon, Inc. (a)	2,485,320
10,497	Priceline.com, Inc. (a)	6,494,809

		27,506,578

	Financial Data & Systems (5.4%)
159,792	MSCI, Inc., Class A (a)	5,718,956
128,781	Verisk Analytics, Inc., Class A (a)	6,131,263

		11,850,219

	Health Care Services (4.4%)
105,869	athenahealth, Inc. (a)	9,715,598

	Insurance: Property-Casualty (1.9%)
197,260	Progressive Corp. (The)	4,091,172

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Medical Equipment (3.2%)
13,934	Intuitive Surgical, Inc. (a)		$6,906,108

	Metals & Minerals: Diversified (1.4%)
2,494,075	Lynas Corp., Ltd. (Australia) (a)		2,043,813
94,351	Molycorp, Inc. (a)		1,085,036

			3,128,849

	Real Estate Investment Trusts (REIT) (3.8%)
244,421	Brookfield Asset Management, Inc., Class A (Canada)		8,434,969

	Recreational Vehicles & Boats (3.4%)
262,869	Edenred (France)		7,385,991

	Wholesale & International Trade (1.5%)
2,044,000	Li & Fung Ltd. (d)		3,168,522

	Total Common Stocks (Cost $166,283,872)		215,107,277

	Convertible Preferred Stocks (1.0%)
	Alternative Energy (0.8%)
586,326	Better Place, Inc. (a)(b)(c) (acquisition cost - $1,465,815; acquired 01/25/10)		1,758,978

	Computer Services, Software & Systems (0.2%)
28,236	Workday, Inc. (a)(b)(c) (acquisition cost - $374,409; acquired 10/12/11)		536,484

	Total Convertible Preferred Stocks (Cost $1,840,224)		2,295,462

NUMBER OF SHARES (000)
	Short-Term Investment (0.6%)
	Investment Company
1,362	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,362,108)		1,362,108

	Total Investments (Cost $169,486,204) (f)	99.6%	218,764,847
	Other Assets in Excess of Liabilities	0.4	840,313

	Net Assets	100.0%	$219,605,160

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	At September 30, 2012, the Portfolio held fair valued securities valued at $9,158,367, representing 4.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to $9,158,367 and represents 4.2% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Air Transport (1.5%)
11,735	Expeditors International of Washington, Inc.	$426,685

	Alternative Energy (3.7%)
9,083	Range Resources Corp.	634,629
17,516	Ultra Petroleum Corp. (a)	385,002

		1,019,631

	Beverage: Brewers & Distillers (2.4%)
55,278	DE Master Blenders 1753 N.V. (Netherlands) (a)	665,953

	Biotechnology (2.8%)
16,258	Illumina, Inc. (a)	783,635

	Chemicals: Diversified (3.0%)
9,194	Monsanto Co.	836,838

	Commercial Finance & Mortgage Companies (1.6%)
73,658	BM&F Bovespa SA (Brazil)	445,091

	Commercial Services (4.8%)
16,882	Intertek Group PLC (United Kingdom)	746,953
11,074	Weight Watchers International, Inc.	584,707

		1,331,660

	Communications Technology (3.6%)
19,851	Motorola Solutions, Inc.	1,003,468

	Computer Services, Software & Systems (20.7%)
7,321	Baidu, Inc. ADR (China) (a)	855,239
23,370	Facebook, Inc., Class A (a)	505,961
39,222	Facebook, Inc., Class B (a)(b)(c) (acquisition cost - $862,949; acquired 02/02/11)	820,916
2,586	Google, Inc., Class A (a)	1,951,137
6,793	LinkedIn Corp., Class A (a)	817,877
4,672	Salesforce.com, Inc. (a)	713,368
36,319	Zynga, Inc., Class A (a)	103,146

		5,767,644

	Computer Technology (12.2%)
4,104	Apple, Inc.	2,738,435
27,241	Yandex N.V., Class A (Russia) (a)	656,780

		3,395,215

	Consumer Lending (4.1%)
988	Mastercard, Inc., Class A	446,062
5,251	Visa, Inc., Class A	705,104

		1,151,166

	Diversified Retail (12.5%)
9,237	Amazon.com, Inc. (a)	2,349,154
66,024	Groupon, Inc. (a)	314,274
1,331	Priceline.com, Inc. (a)	823,530

		3,486,958

	Financial Data & Systems (5.4%)
20,215	MSCI, Inc., Class A (a)	723,495
16,292	Verisk Analytics, Inc., Class A (a)	775,662

		1,499,157

	Health Care Services (4.4%)
13,377	athenahealth, Inc. (a)	1,227,607

	Insurance: Property-Casualty (1.9%)
24,866	Progressive Corp. (The)	515,721

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Medical Equipment (3.2%)
1,763	Intuitive Surgical, Inc. (a)		$873,796

	Metals & Minerals: Diversified (1.4%)
315,528	Lynas Corp., Ltd. (Australia) (a)		258,565
11,936	Molycorp, Inc. (a)		137,264

			395,829

	Real Estate Investment Trusts (REIT) (3.8%)
30,922	Brookfield Asset Management, Inc., Class A (Canada)		1,067,118

	Recreational Vehicles & Boats (3.4%)
33,256	Edenred (France)		934,414

	Wholesale & International Trade (1.4%)
258,000	Li & Fung Ltd. (d)		399,941

	Total Common Stocks (Cost $21,495,395)		27,227,527

	Convertible Preferred Stocks (1.0%)
	Alternative Energy (0.8%)
70,908	Better Place, Inc. (a)(b)(c) (acquisition cost - $177,270; acquired 01/25/10)		212,724

	Computer Services, Software & Systems (0.2%)
3,313	Workday, Inc. (a)(b)(c) (acquisition cost - $43,930; acquired 10/12/11)		62,947

	Total Convertible Preferred Stocks (Cost $221,200)		275,671

NUMBER OF SHARES (000)
	Short-Term Investment (0.9%)
	Investment Company
248	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $247,878)		247,878

	Total Investments (Cost $21,964,473) (f)	99.7%	27,751,076
	Other Assets in Excess of Liabilities	0.3	74,661

	Net Assets	100.0%	$27,825,737

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2012 amounts to $1,096,587 and represents 3.9% of net assets.
(c)	At September 30, 2012, the Portfolio held fair valued securities valued at $1,096,587, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	Security trades on the Hong Kong exchange.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (63.4%)
	Aerospace & Defense (2.3%)
52,230	Raytheon Co.	$2,985,467

	Auto Components (1.0%)
45,180	Johnson Controls, Inc.	1,237,932

	Chemicals (1.9%)
47,270	EI du Pont de Nemours & Co.	2,376,263

	Computers & Peripherals (0.5%)
40,115	Hewlett-Packard Co.	684,362

	Diversified Financial Services (2.3%)
71,445	JPMorgan Chase & Co.	2,892,094

	Diversified Telecommunication Services (3.7%)
38,980	CenturyLink, Inc.	1,574,792
69,870	Verizon Communications, Inc.	3,183,976

		4,758,768

	Food & Staples Retailing (1.2%)
97,350	Safeway, Inc.	1,566,361

	Food Products (1.7%)
79,270	ConAgra Foods, Inc.	2,187,059

	Hotels, Restaurants & Leisure (5.3%)
29,050	McDonald’s Corp.	2,665,338
63,080	Yum! Brands, Inc.	4,184,727

		6,850,065

	Industrial Conglomerates (4.9%)
134,870	General Electric Co.	3,062,898
57,090	Tyco International Ltd.	3,211,883

		6,274,781

	Information Technology Services (2.1%)
13,300	International Business Machines Corp.	2,759,085

	Insurance (2.7%)
45,050	Chubb Corp. (The)	3,436,414

	Machinery (2.0%)
42,525	Illinois Tool Works, Inc.	2,528,962

	Media (2.6%)
74,380	Time Warner, Inc.	3,371,645

	Multi-Utilities (1.8%)
43,680	Integrys Energy Group, Inc.	2,280,096

	Oil, Gas & Consumable Fuels (6.6%)
26,550	Chevron Corp.	3,094,668
44,035	ConocoPhillips	2,517,921
30,900	Exxon Mobil Corp.	2,825,805

		8,438,394

	Paper & Forest Products (1.1%)
47,670	MeadWestvaco Corp.	1,458,702

	Pharmaceuticals (6.0%)
55,675	Abbott Laboratories	3,817,078
113,640	Bristol-Myers Squibb Co.	3,835,350

		7,652,428

	Road & Rail (1.6%)
32,410	Norfolk Southern Corp.	2,062,248

	Semiconductors & Semiconductor Equipment (1.5%)
83,805	Intel Corp.	1,900,697

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Software (2.3%)
99,060	Microsoft Corp.	$2,950,007

	Specialty Retail (3.4%)
71,305	Home Depot, Inc.	4,304,683

	Textiles, Apparel & Luxury Goods (2.1%)
16,710	VF Corp.	2,662,906

	Tobacco (2.8%)
23,700	Philip Morris International, Inc.	2,131,578
34,280	Reynolds American, Inc.	1,485,695

		3,617,273

	Total Common Stocks (Cost $72,504,004)	81,236,692

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Corporate Bonds (7.8%)
	Basic Materials (0.5%)
$105	Air Products & Chemicals, Inc.	2.00%	08/02/16	109,715
15	ArcelorMittal (Luxembourg)	7.25	10/15/39	13,760
50	ArcelorMittal (Luxembourg)	10.10	06/01/19	57,666
60	Barrick Gold Corp. (Canada)	3.85	04/01/22	63,111
55	Barrick North America Finance LLC	4.40	05/30/21	59,946
50	Georgia-Pacific LLC	8.875	05/15/31	74,158
75	Kinross Gold Corp. (Canada)	5.125	09/01/21	77,722
75	Syngenta Finance N.V. (Switzerland)	3.125	03/28/22	78,950
60	Vale Overseas Ltd. (Brazil)	5.625	09/15/19	67,801
25	Westvaco Corp.	8.20	01/15/30	33,408

				636,237

	Communications (0.7%)
25	AT&T, Inc.	5.35	09/01/40	30,208
85	AT&T, Inc.	6.30	01/15/38	111,978
45	CenturyLink, Inc.	6.45	06/15/21	50,868
50	Comcast Corp.	5.15	03/01/20	59,575
25	Comcast Corp.	6.40	05/15/38	32,128
45	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	67,865
50	Motorola Solutions, Inc.	3.75	05/15/22	52,083
50	NBC Universal Media LLC	2.875	01/15/23	50,137
40	NBC Universal Media LLC	4.375	04/01/21	45,439
25	NBC Universal Media LLC	5.95	04/01/41	30,738
50	Nippon Telegraph & Telephone Corp. (Japan)	1.40	07/18/17	50,752
55	Omnicom Group, Inc.	3.625	05/01/22	58,209
40	Qwest Corp.	6.875	09/15/33	40,700
25	Time Warner Cable, Inc.	4.50	09/15/42	25,034
25	Time Warner, Inc.	7.70	05/01/32	35,211
55	Verizon Communications, Inc.	8.95	03/01/39	96,170
100	WPP Finance UK (United Kingdom)	8.00	09/15/14	112,310

				949,405

	Consumer, Cyclical (0.3%)
65	Gap, Inc. (The)	5.95	04/12/21	72,527
20	Ingram Micro, Inc.	5.25	09/01/17	21,957
55	Macy’s Retail Holdings, Inc.	3.875	01/15/22	59,407
70	VF Corp.	3.50	09/01/21	75,354
100	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	103,960
40	Wal-Mart Stores, Inc.	5.25	09/01/35	49,727
45	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	47,073
5	Yum! Brands, Inc.	6.875	11/15/37	6,859

				436,864

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Consumer, Non-Cyclical (1.1%)
$80	Altria Group, Inc.	2.85%	08/09/22	$79,985
50	Amgen, Inc.	3.875	11/15/21	53,830
60	Boston Scientific Corp.	6.00	01/15/20	71,427
90	Cigna Corp.	2.75	11/15/16	95,002
65	Coventry Health Care, Inc.	5.45	06/15/21	76,231
25	Covidien International Finance SA	3.20	06/15/22	26,472
96	Delhaize Group SA (Belgium)	5.70	10/01/40	85,693
65	Gilead Sciences, Inc.	4.50	04/01/21	74,668
100	Grupo Bimbo SAB de CV (Mexico)(a)	4.875	06/30/20	111,916
50	Kraft Foods Group, Inc. (a)	6.50	02/09/40	67,181
70	Life Technologies Corp.	6.00	03/01/20	83,388
80	Philip Morris International, Inc.	2.50	08/22/22	80,334
75	Sanofi (France)	4.00	03/29/21	85,826
120	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	130,335
55	Verisk Analytics, Inc.	5.80	05/01/21	61,863
15	Watson Pharmaceuticals	3.25	10/01/22	15,224
10	Watson Pharmaceuticals	4.625	10/01/42	10,280
69	WellPoint, Inc.	3.30	01/15/23	69,941
65	Woolworths Ltd. (Australia)(a)	4.00	09/22/20	70,309

				1,349,905

	Energy (0.6%)
75	BP Capital Markets PLC (United Kingdom)	3.245	05/06/22	79,527
35	Enterprise Products Operating LLC	5.25	01/31/20	41,067
90	Enterprise Products Operating LLC, Series N	6.50	01/31/19	111,758
50	EOG Resources, Inc.	2.625	03/15/23	50,654
30	FMC Technologies, Inc.	3.45	10/01/22	30,518
50	Kinder Morgan Energy Partners LP	5.95	02/15/18	60,264
35	Marathon Petroleum Corp.	5.125	03/01/21	40,458
50	Murphy Oil Corp.	4.00	06/01/22	53,178
50	Phillips 66 (a)	4.30	04/01/22	54,850
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	76,893
60	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	80,786
50	Spectra Energy Capital LLC	7.50	09/15/38	68,322
55	Texas Eastern Transmission LP	7.00	07/15/32	73,396

				821,671

	Finance (3.3%)
100	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	104,623
50	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00	06/15/21	55,633
100	Abbey National Treasury Services PLC, MTN (United Kingdom) (a)	3.875	11/10/14	102,111
75	Aegon N.V. (Netherlands)	4.625	12/01/15	82,128
100	Australia & New Zealand Banking Group Ltd. (Australia) (a)	4.875	01/12/21	115,157
50	AvalonBay Communities, Inc.	2.95	09/15/22	49,948
100	Bank of America Corp., Series L	5.65	05/01/18	114,156
100	Barclays Bank PLC (United Kingdom) (a)	6.05	12/04/17	108,087
130	Berkshire Hathaway, Inc.	3.75	08/15/21	142,827
50	BNP Paribas SA (France)	5.00	01/15/21	55,418
75	Boston Properties LP	3.85	02/01/23	79,157
45	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	50,258
35	Citigroup, Inc. (b)	5.875	05/29/37	41,301
22	Citigroup, Inc. (b)	6.125	05/15/18	26,076
95	CNA Financial Corp.	5.75	08/15/21	110,680
50	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.875	02/08/22	53,169
240	Credit Suisse (Switzerland)	5.40	01/14/20	262,711
25	Credit Suisse (Switzerland)	6.00	02/15/18	28,364
60	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60	03/15/21	63,037

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$140	Farmers Exchange Capital (a)	7.05%	07/15/28	$170,364
200	Ford Motor Credit Co., LLC	4.207	04/15/16	212,123
60	General Electric Capital Corp.	5.30	02/11/21	68,972
145	General Electric Capital Corp., Series G	6.00	08/07/19	176,617
75	Genworth Financial, Inc.	7.20	02/15/21	76,807
45	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	55,793
60	Hartford Financial Services Group, Inc.	5.50	03/30/20	68,008
70	HSBC Holdings PLC (United Kingdom)	4.00	03/30/22	75,253
60	JPMorgan Chase & Co.	4.25	10/15/20	65,668
140	JPMorgan Chase & Co.	4.625	05/10/21	156,773
50	Macquarie Bank Ltd. (Australia)(a)	6.625	04/07/21	53,592
55	Macquarie Group Ltd. (Australia)(a)	6.00	01/14/20	59,020
225	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	269,894
35	MetLife, Inc. (c)	7.717	02/15/19	45,655
170	Nationwide Building Society (United Kingdom)(a)	6.25	02/25/20	195,300
50	Nationwide Financial Services (a)	5.375	03/25/21	53,102
75	Pacific LifeCorp (a)	6.00	02/10/20	83,550
60	Platinum Underwriters Finance, Inc., Series B	7.50	06/01/17	66,066
50	Principal Financial Group, Inc.	8.875	05/15/19	66,754
40	Prudential Financial, Inc., MTN	6.625	12/01/37	49,973
70	Royal Bank of Scotland Group PLC (United Kingdom)	2.55	09/18/15	70,893
70	SLM Corp., MTN	6.25	01/25/16	76,300
100	Standard Chartered Bank (United Kingdom) (a)	6.40	09/26/17	114,927
65	US Bancorp	2.95	07/15/22	65,756
95	Wells Fargo & Co.	5.625	12/11/17	114,190

				4,156,191

	Industrials (0.8%)
100	BAA Funding Ltd. (United Kingdom) (a)	4.875	07/15/21	106,368
65	Bemis Co., Inc.	4.50	10/15/21	71,521
90	Cooper US, Inc.	5.25	11/15/12	90,507
75	CRH America, Inc.	6.00	09/30/16	83,743
30	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00	12/30/19	33,355
75	L-3 Communications Corp.	4.95	02/15/21	83,736
75	LVMH Moet Hennessy Louis Vuitton SA (France) (a)	1.625	06/29/17	75,724
64	Norfolk Southern Corp. (a)	2.903	02/15/23	65,076
10	Norfolk Southern Corp.	4.837	10/01/41	11,540
75	Schneider Electric SA (France) (a)	2.95	09/27/22	75,680
70	Sonoco Products Co.	5.75	11/01/40	81,866
75	Thermo Fisher Scientific, Inc.	3.15	01/15/23	77,589
40	Union Pacific Corp.	6.125	02/15/20	49,968
20	United Technologies Corp.	4.50	06/01/42	22,512
50	Waste Management, Inc.	2.90	09/15/22	50,034
80	Waste Management, Inc.	6.125	11/30/39	101,128

				1,080,347

	Technology (0.3%)
50	Fiserv, Inc.	3.125	06/15/16	52,623
125	Hewlett-Packard Co.	4.65	12/09/21	130,580
100	International Business Machines Corp.	7.625	10/15/18	135,639

				318,842

	Utilities (0.2%)
75	Ohio Power Co., Series M	5.375	10/01/21	91,988
80	Oncor Electric Delivery Co., LLC	6.80	09/01/18	98,856
75	PPL WEM Holdings PLC (a)	3.90	05/01/16	79,000

				269,844

	Total Corporate Bonds (Cost $9,042,464)			10,019,306

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

		Sovereign (0.4%)
$100		Banco Nacional de Desenvolvimento, Economico e Social (Brazil) (a)	5.50%		07/12/20	$119,000
150		Brazilian Government International Bond (Brazil)	4.875		01/22/21	180,000
80		Mexico Government International Bond (Mexico)	3.625		03/15/22	87,440
150		Petroleos Mexicanos (Mexico)	4.875		01/24/22	169,875

		Total Sovereign (Cost $528,980)				556,315

		Municipal Bonds (0.4%)
30		City of Chicago, IL, O’Hare International Airport Revenue	6.395		01/01/40	39,274
70		City of New York, NY, Series G-1	5.968		03/01/36	92,135
85		Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	109,398
95		Municipal Electric Authority of Georgia	6.655		04/01/57	110,710
65		New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267		05/01/27	79,456
		State of California,
		General Obligation Bonds
45			5.95		04/01/16	51,157
30			6.65		03/01/22	37,585

		Total Municipal Bonds (Cost $421,205)				519,715

		Agency Fixed Rate Mortgages (0.0%)
(d	)	Federal Home Loan Mortgage Corporation, Gold Pool	6.50		05/01/29	210
1		Federal National Mortgage Association, Conventional Pool	6.50		11/01/29	650

		Total Agency Fixed Rate Mortgages (Cost $760)				860

		Asset-Backed Securities (0.8%)
100		Ally Master Owner Trust	1.091	(e)	01/15/16	100,724
28		Brazos Student Finance Corp.	1.269	(e)	06/25/35	28,106
140		CVS Pass-Through Trust	6.036		12/10/28	163,120
100		GE Dealer Floorplan Master Note Trust (a)	1.771	(e)	10/20/14	100,097
175		Louisiana Public Facilities Authority	1.351	(e)	04/26/27	176,927
150		Nissan Auto Receivables Owner Trust	1.18		02/16/15	151,010
180		PFS Financing Corp. (a)	1.721	(e)	10/17/16	181,324
125		World Omni Automobile Lease Securitization Trust	1.49		10/15/14	126,010

		Total Asset-Backed Securities (Cost $995,898)				1,027,318

		U.S. Treasury Securities (13.7%)
		U.S. Treasury Bonds
1,620			3.50		02/15/39	1,859,962
610			3.875		08/15/40	745,344
200			5.25		11/15/28	279,938
255			5.375		02/15/31	368,874
		U.S. Treasury Notes
210			0.50		10/15/13	210,689
280			0.875		04/30/17	284,003
1,710			1.00		09/30/16	1,746,604
452			1.25		10/31/15	464,748
2,230			1.75		01/31/14–07/31/15	2,300,996
1,320			1.875		09/30/17	1,400,953
2,645			2.25		01/31/15–03/31/16	2,782,168
4,800			2.375		08/31/14–06/30/18	5,068,745

		Total U.S. Treasury Securities (Cost $17,042,497)				17,513,024

		U.S. Agency Securities (1.4%)
		Federal Home Loan Mortgage Corporation
150			3.75		03/27/19	175,058
45			6.75		03/15/31	70,571

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	Federal National Mortgage Association
$1,000		0.875%	10/26/17	$1,006,273
450		5.375	06/12/17	546,183

	Total U.S. Agency Securities (Cost $1,729,591)			1,798,085

NUMBER OF SHARES (000)
	Short-Term Investment (12.0%)
	Investment Company
15,336	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $15,336,442)			15,336,442

	Total Investments (Cost $117,601,841) (g)(h)		99.9%	128,007,757
	Other Assets in Excess of Liabilities		0.1	129,590

	Net Assets		100.0%	$128,137,347

MTN	Medium Term Note.
(a)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	For the nine months ended September 30, 2012, the proceeds from sales of Citigroup, Inc., Agency Bond - Banking (FDIC Guaranteed), Common Stock and Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $2,513,846, including net realized losses of $898,255.
(c)	For the nine months ended September 30, 2012, there were no transactions in MetLife, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Fund under the Investment Company Act of 1940.
(d)	Par less than $500.
(e)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2012.
(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Futures Contracts Open at September 30, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
27	Long	U.S. Treasury 5 yr. Note, Dec-12	$3,365,086	$9,356
9	Long	U.S. Treasury 2 yr. Note, Dec-12	1,984,781	1,265
7	Short	U.S. Treasury 10 yr. Note, Dec-12	(934,390)	(5,093)

		Net Unrealized Appreciation		$5,528

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at September 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$660	3 Month LIBOR	Receive	0.81%	09/24/17	$(1,478)
Credit Suisse	2,080	3 Month LIBOR	Receive	0.39	09/25/14	(1,358)
Credit Suisse	1,000	3 Month LIBOR	Receive	0.82	09/13/17	(2,856)
Deutsche Bank	1,695	3 Month LIBOR	Receive	0.82	07/24/17	(8,143)
Goldman Sachs	CAD3,420	3 Month CDOR	Pay	1.75	08/01/16	6,622
Goldman Sachs	$3,350	3 Month LIBOR	Receive	0.83	08/03/16	(6,097)

		Net Unrealized Depreciation				$(13,310)

CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.

Currency Abbreviation:

CAD	Canadian Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments – Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sales price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) for equity securities traded on foreign exchanges, the latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Money Market
Assets:
Repurchase Agreements	$—	$42,675,000	$—	$42,675,000
Commercial Paper	—	19,386,249	—	19,386,249
Certificates of Deposit	—	9,500,000	—	9,500,000
U.S. Agency Securities	—	1,704,954	—	1,704,954
Floating Rate Notes	—	15,990,155	—	15,990,155
Tax-Exempt Instruments
Weekly Variable Rate Bond	—	3,000,000	—	3,000,000
Municipal Bonds & Notes	—	1,522,378	—	1,522,378
Total Tax-Exempt Instruments	—	4,522,378	—	4,522,378
Total Assets	$—	$93,778,736	$—	$93,778,736

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$30,346,043	$—	$30,346,043
U.S. Treasury Securities	—	8,401,090	—	8,401,090
Asset-Backed Securities	—	7,867,185	—	7,867,185
Agency Adjustable Rate Mortgages	—	1,644,906	—	1,644,906
Non-U.S. Government - Guaranteed	—	1,452,593	—	1,452,593
Agency Fixed Rate Mortgages	—	322,312	—	322,312
Collateralized Mortgage Obligation - Agency Collateral Series	—	314,668	—	314,668
Municipal Bond	—	300,849	—	300,849
Sovereign	—	212,800	—	212,800
Total Fixed Income Securities	—	50,862,446	—	50,862,446
Short-Term Investments
U.S. Treasury Security	—	74,967	—	74,967
Investment Company	1,630,283	—	—	1,630,283
Total Short-Term Investments	1,630,283	74,967	—	1,705,250
Futures Contracts	37,871	—	—	37,871
Total Assets	1,668,154	50,937,413	—	52,605,567
Liabilities:
Interest Rate Swap Agreements	—	(22,224)	—	(22,224)
Total	$1,668,154	$50,915,189	$—	$52,583,343

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$173,084,470	$—	$173,084,470
Asset-Backed Securities	—	1,319,892	—	1,319,892
Municipal Bond	—	682,098	—	682,098
Agency Fixed Rate Mortgage	—	1,597	—	1,597
Total Fixed Income Securities	—	175,088,057	—	175,088,057
Convertible Preferred Stocks	618,727	—	—	618,727
Short-Term Investments
U.S. Treasury Securities	—	294,871	—	294,871
Investment Company	12,816,469	—	—	12,816,469
Total Short-Term Investments	12,816,469	294,871	—	13,111,340
Foreign Currency Exchange Contracts	—	10,182	—	10,182
Futures Contracts	144,076	—	—	144,076
Total Assets	13,579,272	175,393,110	—	188,972,382
Liabilities:
Futures Contracts	(275,679)	—	—	(275,679)
Interest Rate Swap Agreements	—	(318,257)	—	(318,257)
Total Liabilities	(275,679)	(318,257)	—	(593,936)
Total	$13,303,593	$175,074,853	$—	$188,378,446

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Global Infrastructure
Assets:
Common Stocks
Airports	$2,415,905	$—	$—	$2,415,905
Communications	9,458,374	—	—	9,458,374
Diversified	2,242,945	—	—	2,242,945
Oil & Gas Storage & Transportation	38,411,042	—	—	38,411,042
Ports	561,874	—	—	561,874
Toll Roads	4,888,820	—	—	4,888,820
Transmission & Distribution	10,474,329	—	—	10,474,329
Water	2,879,922	—	—	2,879,922
Total Common Stocks	71,333,211	—	—	71,333,211
Short-Term Investment - Investment Company	1,165,180	—	—	1,165,180
Total Assets	$72,498,391	$—	$—	$72,498,391

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

European Equity
Assets:
Common Stocks
Aerospace & Defense	$1,218,015	$—	$—	$1,218,015
Automobiles	2,146,448	—	—	2,146,448
Beverages	846,928	—	—	846,928
Chemicals	990,296	—	—	990,296
Commercial Banks	6,497,013	—	—	6,497,013
Electrical Equipment	1,073,993	—	—	1,073,993
Food Products	2,405,291	—	—	2,405,291
Health Care Providers & Services	1,110,995	—	—	1,110,995
Hotels, Restaurants & Leisure	707,861	—	—	707,861
Household Products	1,054,581	—	—	1,054,581
Industrial Conglomerates	1,535,584	—	—	1,535,584
Information Technology Services	1,097,753	—	—	1,097,753
Insurance	4,259,042	—	—	4,259,042
Machinery	1,585,153	—	—	1,585,153
Media	1,928,404	—	—	1,928,404
Metals & Mining	2,535,612	—	—	2,535,612
Oil, Gas & Consumable Fuels	6,980,882	—	—	6,980,882
Pharmaceuticals	6,631,970	—	—	6,631,970
Professional Services	1,025,075	—	—	1,025,075
Tobacco	2,540,559	—	—	2,540,559
Wireless Telecommunication Services	2,483,027	—	—	2,483,027
Total Common Stocks	50,654,482	—	—	50,654,482
Short-Term Investments
Repurchase Agreements	—	521,022	—	521,022
Investment Company	1,669,708	—	—	1,669,708
Total Short-Term Investments	1,669,708	—	—	2,190,730
Total Assets	52,324,190	521,022	—	52,845,212
Liabilities:
Foreign Currency Exchange Contracts	—	(12,798)	—	(12,798)
Total	$52,324,190	$508,224	$—	$52,832,414

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Multi Cap Growth
Assets:
Common Stocks
Air Transport	$3,372,681	$—	$—	$3,372,681
Alternative Energy	8,065,562	—	—	8,065,562
Beverage: Brewers & Distillers	5,267,965	—	—	5,267,965
Biotechnology	6,194,327	—	—	6,194,327
Chemicals: Diversified	6,601,590	—	—	6,601,590
Commercial Finance & Mortgage Companies	3,522,495	—	—	3,522,495
Commercial Services	10,528,330	—	—	10,528,330
Communications Technology	7,931,750	—	—	7,931,750
Computer Services, Software & Systems	38,689,726	—	6,862,905	45,552,631
Computer Technology	26,794,004	—	—	26,794,004
Consumer Lending	9,087,936	—	—	9,087,936
Diversified Retail	27,506,578	—	—	27,506,578
Financial Data & Systems	11,850,219	—	—	11,850,219
Health Care Services	9,715,598	—	—	9,715,598
Insurance: Property-Casualty	4,091,172	—	—	4,091,172
Medical Equipment	6,906,108	—	—	6,906,108
Metals & Minerals: Diversified	3,128,849	—	—	3,128,849
Real Estate Investment Trusts (REIT)	8,434,969	—	—	8,434,969
Recreational Vehicles & Boats	7,385,991	—	—	7,385,991
Wholesale & International Trade	3,168,522	—	—	3,168,522
Total Common Stocks	208,244,372	—	6,862,905	215,107,277
Convertible Preferred Stocks	—	—	2,295,462	2,295,462
Short-Term Investment - Investment Company	1,362,108			1,362,108
Total Assets	$209,606,480	$—	$9,158,367	$218,764,847

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$6,862,905	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease
Convertible Preferred Stocks
Alternative Energy	$1,758,978	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease
Computer Services, Software & Systems	$536,484	Market Transaction	Purchase Price of Preferred	$19	$19	$19	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.4x	14.8x	9.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Aggressive Equity
Assets:
Common Stocks
Air Transport	$426,685	$—	$—	$426,685
Alternative Energy	1,019,631	—	—	1,019,631
Beverage: Brewers & Distillers	665,953	—	—	665,953
Biotechnology	783,635	—	—	783,635
Chemicals: Diversified	836,838	—	—	836,838
Commercial Finance & Mortgage Companies	445,091	—	—	445,091
Commercial Services	1,331,660	—	—	1,331,660
Communications Technology	1,003,468	—	—	1,003,468
Computer Services, Software & Systems	4,946,728	—	820,916	5,767,644
Computer Technology	3,395,215	—	—	3,395,215
Consumer Lending	1,151,166	—	—	1,151,166
Diversified Retail	3,486,958	—	—	3,486,958
Financial Data & Systems	1,499,157	—	—	1,499,157
Health Care Services	1,227,607	—	—	1,227,607
Insurance: Property-Casualty	515,721	—	—	515,721
Medical Equipment	873,796	—	—	873,796
Metals & Minerals: Diversified	395,829	—	—	395,829
Real Estate Investment Trusts (REIT)	1,067,118	—	—	1,067,118
Recreational Vehicles & Boats	934,414	—	—	934,414
Wholesale & International Trade	399,941	—	—	399,941
Total Common Stocks	26,406,611	—	820,916	27,227,527
Convertible Preferred Stocks	—	—	275,671	275,671
Short-Term Investment - Investment Company	247,878	—	—	247,878
Total Assets	$26,654,489	$—	$1,096,587	$27,751,076

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stock
Computer Services, Software & Systems	$820,916	Adjusted Stock Price	Discount for Illiquidity	3.33%	3.3%	3.3%	Decrease

Convertible Preferred Stocks
Alternative Energy	$212,724	Discounted cash flow	Weighted average cost of capital	22.5%	27.5%	25.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	3.0x	3.6x	3.3x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease
Computer Services, Software & Systems	$62,947	Market Transaction	Purchase Price of Preferred	$19	$19	$19	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.4x	14.8x	9.4x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Strategist
Assets:
Common Stocks
Aerospace & Defense	$2,985,467	$—	$—	$2,985,467
Auto Components	1,237,932	—	—	1,237,932
Chemicals	2,376,263	—	—	2,376,263
Computers & Peripherals	684,362	—	—	684,362
Diversified Financial Services	2,892,094	—	—	2,892,094
Diversified Telecommunication Services	4,758,768	—	—	4,758,768
Food & Staples Retailing	1,566,361	—	—	1,566,361
Food Products	2,187,059	—	—	2,187,059
Hotels, Restaurants & Leisure	6,850,065	—	—	6,850,065
Industrial Conglomerates	6,274,781	—	—	6,274,781
Information Technology Services	2,759,085	—	—	2,759,085
Insurance	3,436,414	—	—	3,436,414
Machinery	2,528,962	—	—	2,528,962
Media	3,371,645	—	—	3,371,645
Multi-Utilities	2,280,096	—	—	2,280,096
Oil, Gas & Consumable Fuels	8,438,394	—	—	8,438,394
Paper & Forest Products	1,458,702	—	—	1,458,702
Pharmaceuticals	7,652,428	—	—	7,652,428
Road & Rail	2,062,248	—	—	2,062,248
Semiconductors & Semiconductor Equipment	1,900,697	—	—	1,900,697
Software	2,950,007	—	—	2,950,007
Specialty Retail	4,304,683	—	—	4,304,683
Textiles, Apparel & Luxury Goods	2,662,906	—	—	2,662,906
Tobacco	3,617,273	—	—	3,617,273
Total Common Stocks	81,236,692	—	—	81,236,692
Fixed Income Securities
Corporate Bonds	—	10,019,306	—	10,019,306
Sovereign	—	556,315	—	556,315
Municipal Bonds	—	519,715	—	519,715
Agency Fixed Rate Mortgages	—	860	—	860
Asset-Backed Securities	—	1,027,318	—	1,027,318
U.S. Treasury Securities	—	17,513,024	—	17,513,024
U.S. Agency Securities	—	1,798,085	—	1,798,085
Total Fixed Income Securities	—	31,434,623	—	31,434,623
Short-Term Investment - Investment Company	15,336,442	—	—	15,336,442
Futures Contracts	10,621	—	—	10,621
Interest Rate Swap Agreements	—	6,622	—	6,622
Total Assets	96,583,755	31,441,245	—	128,025,000
Liabilities:
Futures Contracts	(5,093)	—	—	(5,093)
Interest Rate Swap Agreements	—	(19,932)	—	(19,932)
Total Liabilities	(5,093)	(19,932)	—	(25,025)
Total	$96,578,662	$31,421,313	$—	$127,999,975

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Multi Cap Growth		Aggressive Equity
	Common Stock	Convertible Preferred Stocks	Common Stock	Convertible Preferred Stocks
Beginning Balance	$8,853,246	$3,036,329	$1,058,994	$365,853
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization of discount	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Corporate Action	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,990,341)	(740,867)	(238,078)	(90,182)
Realized gains (losses)	—	—	—	—

Ending Balance	$6,862,905	$2,295,462	$820,916	$275,671

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(1,990,341)	$(740,867)	$(238,078)	$(90,182)

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012